INCOME TAXES - Deferred Tax Items Recovered Directly in Equity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Income Taxes [Abstract]
Share issue costs	$ (3,000,000)	$ (4,000,000)
Other comprehensive income (loss)	1,000,000	2,000,000
Deferred tax items recovered directly in equity	(2,000,000)	(2,000,000)
Temporary differences associated with its investments in subsidiaries and interests in joint arrangements	0	0
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	(2,906,000,000)	(2,774,000,000)			$ (2,376,000,000)
Benefit of loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	(400,000,000)	(153,000,000)			$ (180,000,000)
Benefit of loss carryforwards | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised			$ 1,100	$ 221
Benefit of loss carryforwards | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 67,000,000	$ 349,000,000